Quarterly Holdings Report
for
Fidelity® Long-Term Treasury Bond Index Fund
May 31, 2025
LBX-NPRT1-0725
1.832125.119
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.52 to 4.86	13,109,000	7,963,718
US Treasury Bonds 1.125% 8/15/2040	1.74 to 4.57	63,454,000	38,136,845
US Treasury Bonds 1.375% 11/15/2040	1.37 to 4.86	102,088,000	63,665,426
US Treasury Bonds 1.375% 8/15/2050	1.45 to 5.03	249,195,000	119,535,727
US Treasury Bonds 1.625% 11/15/2050	1.84 to 5.07	130,631,000	67,070,854
US Treasury Bonds 1.75% 8/15/2041	1.96 to 4.15	87,455,000	56,808,171
US Treasury Bonds 1.875% 11/15/2051	1.78 to 4.95	233,350,000	126,428,302
US Treasury Bonds 1.875% 2/15/2041	2.03 to 4.14	141,748,000	95,469,492
US Treasury Bonds 1.875% 2/15/2051	2.23 to 5.06	185,960,000	101,747,724
US Treasury Bonds 2% 11/15/2041	1.94 to 4.66	77,050,000	51,927,486
US Treasury Bonds 2% 2/15/2050	1.68 to 5.17	79,766,900	45,679,014
US Treasury Bonds 2% 8/15/2051	1.93 to 4.99	111,204,000	62,482,748
US Treasury Bonds 2.25% 2/15/2052	2.16 to 5.18	173,300,000	103,194,734
US Treasury Bonds 2.25% 5/15/2041	1.96 to 4.86	102,827,000	73,191,938
US Treasury Bonds 2.25% 8/15/2046	4.12 to 5.04	39,363,000	25,187,707
US Treasury Bonds 2.25% 8/15/2049	1.94 to 4.46	25,759,000	15,759,276
US Treasury Bonds 2.375% 11/15/2049	2.39 to 4.73	44,645,000	28,023,457
US Treasury Bonds 2.375% 2/15/2042	2.24 to 5.20	79,900,000	56,845,095
US Treasury Bonds 2.375% 5/15/2051	1.92 to 5.13	148,847,000	92,093,267
US Treasury Bonds 2.5% 2/15/2045	3.16 to 4.70	29,414,000	20,238,211
US Treasury Bonds 2.5% 2/15/2046	3.35	7,973,000	5,402,641
US Treasury Bonds 2.5% 5/15/2046	3.13 to 4.12	41,212,000	27,834,198
US Treasury Bonds 2.75% 11/15/2042	3.15 to 4.05	30,225,000	22,545,961
US Treasury Bonds 2.75% 11/15/2047	3.08 to 4.92	25,375,000	17,629,678
US Treasury Bonds 2.75% 8/15/2042	3.61 to 4.19	7,787,000	5,836,903
US Treasury Bonds 2.75% 8/15/2047	3.14 to 3.39	21,492,000	14,974,719
US Treasury Bonds 2.875% 11/15/2046	1.83 to 4.26	72,529,000	52,266,211
US Treasury Bonds 2.875% 5/15/2043	3.37 to 4.91	80,868,000	61,074,294
US Treasury Bonds 2.875% 5/15/2049	2.58 to 4.47	52,790,000	37,023,111
US Treasury Bonds 2.875% 5/15/2052	3.07 to 5.05	205,350,000	141,073,846
US Treasury Bonds 2.875% 8/15/2045	2.94 to 5.08	67,587,500	49,410,159
US Treasury Bonds 3% 11/15/2044	2.91 to 4.56	65,587,000	49,405,457
US Treasury Bonds 3% 11/15/2045	3.08 to 4.99	62,732,000	46,732,890
US Treasury Bonds 3% 2/15/2047	2.97 to 4.09	31,990,000	23,511,400
US Treasury Bonds 3% 2/15/2048	1.36 to 4.55	77,947,000	56,612,053
US Treasury Bonds 3% 2/15/2049	4.46 to 4.88	43,250,000	31,146,758
US Treasury Bonds 3% 5/15/2042	1.67 to 5.31	57,501,000	44,992,287
US Treasury Bonds 3% 5/15/2045	1.83 to 4.76	73,664,000	55,196,205
US Treasury Bonds 3% 5/15/2047	3.17 to 3.84	11,507,000	8,432,024
US Treasury Bonds 3% 8/15/2048	2.01 to 4.95	105,591,000	76,314,246
US Treasury Bonds 3% 8/15/2052	3.53 to 4.85	102,650,000	72,380,280
US Treasury Bonds 3.125% 11/15/2041	2.11 to 4.20	64,820,000	52,081,351
US Treasury Bonds 3.125% 2/15/2042	4.06 to 5.30	106,856,000	85,509,845
US Treasury Bonds 3.125% 2/15/2043	2.30 to 4.13	47,347,000	37,317,204
US Treasury Bonds 3.125% 5/15/2048	1.93 to 3.43	88,953,000	65,978,108
US Treasury Bonds 3.125% 8/15/2044	3.31 to 4.94	36,284,300	28,001,275
US Treasury Bonds 3.25% 5/15/2042	3.64 to 5.22	147,200,000	119,404,501
US Treasury Bonds 3.375% 11/15/2048	3.07 to 4.58	64,444,000	49,835,854
US Treasury Bonds 3.375% 5/15/2044	3.36 to 4.56	22,229,300	17,907,612
US Treasury Bonds 3.375% 8/15/2042	3.79 to 4.41	34,950,000	28,769,584
US Treasury Bonds 3.625% 2/15/2044	1.76 to 5.18	73,325,000	61,527,122
US Treasury Bonds 3.625% 2/15/2053	3.64 to 5.03	91,600,000	73,154,765
US Treasury Bonds 3.625% 5/15/2053	3.81 to 4.71	109,600,000	87,435,969
US Treasury Bonds 3.625% 8/15/2043	2.29 to 4.80	105,903,000	89,351,520
US Treasury Bonds 3.75% 11/15/2043	2.96 to 4.43	80,368,000	68,862,191
US Treasury Bonds 3.75% 8/15/2041	2.11 to 5.02	95,131,000	83,618,663
US Treasury Bonds 3.875% 2/15/2043	3.84 to 4.64	23,050,000	20,246,184
US Treasury Bonds 3.875% 5/15/2043	4.55 to 5.11	128,050,000	112,131,157
US Treasury Bonds 3.875% 8/15/2040	2.96 to 4.32	19,822,000	17,879,289
US Treasury Bonds 4% 11/15/2042	4.47 to 5.21	59,650,000	53,412,381
US Treasury Bonds 4% 11/15/2052	3.93 to 4.92	60,950,000	52,162,248
US Treasury Bonds 4.125% 8/15/2044	4.11 to 5.03	58,350,000	52,435,224
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	148,100,000	129,489,153
US Treasury Bonds 4.25% 11/15/2040	3.95 to 4.77	31,399,000	29,527,325
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.95	104,400,000	93,246,328
US Treasury Bonds 4.25% 5/15/2039	4.32 to 5.05	22,331,000	21,358,380
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.48	128,050,000	114,504,711
US Treasury Bonds 4.375% 11/15/2039	4.56	3,250,000	3,128,886
US Treasury Bonds 4.375% 2/15/2038	3.70 to 4.37	12,350,000	12,136,287
US Treasury Bonds 4.375% 5/15/2041	3.07 to 5.16	60,103,000	57,180,022
US Treasury Bonds 4.375% 8/15/2043	4.16 to 5.26	106,200,000	99,330,188
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.85	99,750,000	93,110,391
US Treasury Bonds 4.5% 2/15/2036	4.15 to 5.29	10,615,000	10,744,785
US Treasury Bonds 4.5% 2/15/2044	4.03 to 4.93	93,050,000	88,244,840
US Treasury Bonds 4.5% 5/15/2038	4.38 to 4.64	9,510,000	9,471,737
US Treasury Bonds 4.5% 8/15/2039	4.19 to 4.69	8,833,000	8,643,574
US Treasury Bonds 4.625% 11/15/2044	4.49 to 4.95	64,750,000	62,190,352
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.88	92,050,000	87,804,718
US Treasury Bonds 4.625% 5/15/2044	4.56 to 4.80	29,400,000	28,304,391
US Treasury Bonds 4.625% 5/15/2054	4.06 to 4.63	131,000,000	124,608,633
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.92	61,350,000	60,149,361
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.76	126,050,000	122,317,738
US Treasury Bonds 4.75% 2/15/2037	3.36 to 4.84	35,578,000	36,518,871
US Treasury Bonds 4.75% 2/15/2041	4.12 to 4.52	7,571,000	7,528,117
US Treasury Bonds 4.75% 5/15/2055	4.91	38,750,000	37,757,031
US Treasury Bonds 5% 5/15/2037	1.64 to 4.70	10,019,000	10,494,903
US Treasury Bonds 5% 5/15/2045	4.92	18,550,000	18,738,398
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.71	36,850,000	35,969,055
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,739,645,118)			4,810,764,735

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $46,120,911)	4.32	46,111,688	46,120,910

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,785,766,029)	4,856,885,645
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(6,577,813)
NET ASSETS - 100.0%	4,850,307,832

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	47,593,706	323,436,564	324,909,360	161,469	-	-	46,120,910	46,111,688	0.1%
Fidelity Securities Lending Cash Central Fund	10,475,000	82,406,069	92,881,069	7,727	-	-	-	-	0.0%
Total	58,068,706	405,842,633	417,790,429	169,196	-	-	46,120,910

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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